SUBSEQUENT EVENTS (Details Narrative)										1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Aug. 21, 2025 USD ($) $ / shares shares	May 23, 2025 USD ($) $ / shares shares	Apr. 23, 2025 USD ($) $ / shares shares	Mar. 24, 2025 USD ($) $ / shares shares	Jan. 20, 2025 $ / shares shares	Dec. 09, 2024 USD ($) shares	Dec. 09, 2024 CNY (¥) shares	Jul. 23, 2021 USD ($) $ / shares shares	Jul. 23, 2021 CNY (¥) shares	Jul. 31, 2022 shares	Nov. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 16, 2025 $ / shares	Sep. 16, 2025 CNY (¥)	Jul. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 23, 2025 USD ($)	May 31, 2025 $ / shares	Mar. 31, 2025 $ / shares	Mar. 25, 2025 USD ($)	Feb. 22, 2025 USD ($)	Dec. 31, 2023 $ / shares	Jul. 25, 2018 $ / shares
Subsequent Event [Line Items]
Sale of units in initial public offering, net of offering costs | $
Ordinary shares par value											$ 0.0001										$ 0.0001
Maius Pharmaceutical Co. Ltd [Member]
Subsequent Event [Line Items]
Sale of units in initial public offering, net of offering costs | $														$ 30,776	$ 46,112
Ordinary shares par value														$ 1.00	$ 1							$ 1				$ 1.00
DT Cloud Acquisition Corporation [Member]
Subsequent Event [Line Items]
Number of shares issued | shares										1,725,000
Sale of units in initial public offering, net of offering costs | $												$ 66,023,894	$ 66,023,894
Ordinary shares par value													$ 0.0001						$ 0.0001						$ 0.0001
Price per share		$ 10.79	$ 10.68	$ 10.61
Deposits | $													$ 207,000						$ 207,000	$ 141,142			$ 150,949	$ 207,000
Redeemed shares | shares		3,872,314	326,904	1,868,367
Payments for deposits | $		$ 41,776,748	$ 3,492,160	$ 19,821,345
DT Cloud Acquisition Corporation [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of shares sold | shares					30,000
Ordinary shares par value					$ 0.0001
DT Cloud Acquisition Corporation [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Share price					10.00
Subsequent Event [Member] | Subscription Agreement [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Price per share					$ 10.00
Subsequent Event [Member] | Investor [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Number of shares sold | shares					30,000
Ordinary shares par value					$ 0.0001
Subsequent Event [Member] | Maius Pharmaceutical Co. Ltd [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Convertible Debt | ¥																	¥ 8,000,000.0
Share price																$ 10
Subsequent Event [Member] | DT Cloud Acquisition Corporation [Member]
Subsequent Event [Line Items]
Price per share				$ 10.61
Deposits | $																							$ 150,949	$ 207,000
Redeemed shares | shares				1,868,367
Payments for deposits | $				$ 19,821,345
Subsequent Event [Member] | DT Cloud Acquisition Corporation [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of shares sold | shares					30,000
Ordinary shares par value					$ 0.0001
Subsequent Event [Member] | DT Cloud Acquisition Corporation [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Share price					$ 10.00
Subsequent Event [Member] | DT Cloud Acquisition Corporation [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Number of shares issued | shares	689,033
Sale of units in initial public offering, net of offering costs | $	$ 7,600,000
Share price	$ 11.00
Notes issued | $																		$ 90,900
Wishluck Limited [Member] | Maius Pharmaceutical Co. Ltd [Member]
Subsequent Event [Line Items]
Number of shares issued | shares								556	556
Sale of units in initial public offering, net of offering costs								$ 1,543,234	¥ 10,000,000
Ordinary shares par value								$ 1.00
Wishluck Limited [Member] | Subsequent Event [Member] | Maius Pharmaceutical Co. Ltd [Member]
Subsequent Event [Line Items]
Number of shares issued | shares						892	892
Sale of units in initial public offering, net of offering costs						$ 2,087,102	¥ 15,000,000